Fair Value Measurements (Estimated Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments not Reported at Fair Value) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	¥ 1,522,415	¥ 1,449,790
Total assets, Carrying amount	19,065,538	17,660,556
Long-term debt including the current portion, Carrying amount	848,973	734,886
Total liabilities	15,409,171	14,513,076
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,686,842	1,603,784
Total assets, Estimated fair value	1,686,842	1,603,784
Long-term debt including the current portion, Estimated fair value	877,576	745,599
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	766,558	710,191
Total liabilities, Estimated fair value	1,644,134	1,455,790
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	1,522,415	1,449,790
Total assets, Carrying amount	1,522,415	1,449,790
Long-term debt including the current portion, Carrying amount	848,973	734,886
Investment contracts included in policyholders' account in the life insurance business, Carrying amount	738,404	686,182
Total liabilities	1,587,377	1,421,068
Level 2 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,686,842	1,603,784
Total assets, Estimated fair value	1,686,842	1,603,784
Long-term debt including the current portion, Estimated fair value	877,576	745,599
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	766,558	710,191
Total liabilities, Estimated fair value	¥ 1,644,134	¥ 1,455,790